SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contract liabilities arising from contract with customers (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Revenue from Contract with Customer [Abstract]
Deferred revenue, current portion		¥ 986,993	$ 154,881	¥ 2,724,614
Deferred revenue, non-current portion		9,225	$ 1,448	9,125
Contract liabilities arising from contract with customers		996,218		2,733,739
Refund liability	[1]	¥ 78,630		¥ 120,709

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.